PROPERTY, PLANT AND EQUIPMENT - Schedule of Real Estate Assets, Private Equity and Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 89,264
Changes in basis of accounting	3,300	$ 2,600
Balance, end of period	100,009	89,264
Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	77,433
Balance, end of period	88,071	77,433
Accumulated Fair Value Changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	24,965
Balance, end of period	28,384	24,965
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(13,134)
Balance, end of period	(16,446)	(13,134)
Real Estate
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	9,729	7,652
Additions, net of disposals and assets reclassified as held for sale	915	549
Acquisitions through business combinations	0	785
Foreign currency translation	194	94
Fair value changes	(159)	323
Depreciation expenses	(457)	(443)
Balance, end of period	8,432	9,729
Real Estate | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	9,890	7,713
Additions, net of disposals and assets reclassified as held for sale	1,023	514
Acquisitions through business combinations	0	785
Foreign currency translation	233	109
Fair value changes	0	0
Depreciation expenses	0	0
Balance, end of period	9,251	9,890
Real Estate | Accumulated Fair Value Changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,366	1,045
Additions, net of disposals and assets reclassified as held for sale	(135)	(2)
Acquisitions through business combinations	0	0
Foreign currency translation	2	0
Fair value changes	(159)	323
Depreciation expenses	0	0
Balance, end of period	393	1,366
Real Estate | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,527)	(1,106)
Additions, net of disposals and assets reclassified as held for sale	27	37
Acquisitions through business combinations	0	0
Foreign currency translation	(41)	(15)
Fair value changes	0	0
Depreciation expenses	(457)	(443)
Balance, end of period	(1,212)	(1,527)
Private Equity and Other
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	14,168	7,121
Additions, net of disposals and assets reclassified as held for sale	1,221	809
Acquisitions through business combinations	84	6,650
Foreign currency translation	479	26
Depreciation expenses	(1,464)	(1,274)
Impairment charges	(284)	(196)
Balance, end of period	14,204	14,168
Private Equity and Other | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	17,269	9,027
Additions, net of disposals and assets reclassified as held for sale	874	477
Acquisitions through business combinations	84	6,650
Foreign currency translation	543	83
Depreciation expenses	0	0
Impairment charges	0	0
Balance, end of period	18,770	17,269
Private Equity and Other | Accumulated Fair Value Changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(643)
Balance, end of period	(873)	(643)
Private Equity and Other | Accumulated Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(643)	(434)
Additions, net of disposals and assets reclassified as held for sale	57	0
Acquisitions through business combinations	0	0
Foreign currency translation	(3)	(13)
Depreciation expenses	0	0
Impairment charges	(284)	(196)
Balance, end of period	(873)	(643)
Private Equity and Other | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(2,458)	(1,472)
Additions, net of disposals and assets reclassified as held for sale	290	332
Acquisitions through business combinations	0	0
Foreign currency translation	(61)	(44)
Depreciation expenses	(1,464)	(1,274)
Impairment charges	0	0
Balance, end of period	(3,693)	(2,458)
Property, plant and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting	6,700	5,400
Property, plant and equipment [member] | Real Estate
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting	$ 856	796
Property, plant and equipment [member] | Real Estate | Change in property, plant and equipment policy
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting		(1,790)	$ 769
Property, plant and equipment [member] | Real Estate | Costs | Change in property, plant and equipment policy
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting		(1,895)	769
Property, plant and equipment [member] | Real Estate | Accumulated Fair Value Changes | Change in property, plant and equipment policy
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting		(681)	0
Property, plant and equipment [member] | Real Estate | Accumulated depreciation | Change in property, plant and equipment policy
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting		786	0
Property, plant and equipment [member] | Private Equity and Other
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting		0	1,032
Property, plant and equipment [member] | Private Equity and Other | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting		0	1,032
Property, plant and equipment [member] | Private Equity and Other | Accumulated Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting		0	0
Property, plant and equipment [member] | Private Equity and Other | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting		$ 0	$ 0